Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rusoro Mining Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest	24.80%	25.70%
Lunnon Metals Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest	33.96%	31.65%
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Interest in joint venture	40.00%	40.00%	40.00%
Listed equity investments | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	21,971,657	21,971,657
Listed equity investments, group beneficial interest	9.80%	9.80%
Listed equity investments | Torq Resources Inc
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	15,000,000	0
Listed equity investments, group beneficial interest	15.00%	0.00%
Listed equity investments | Tesoro Gold Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	163,227,850	0
Listed equity investments, group beneficial interest	14.90%	0.00%
Listed equity investments | Hamelin Gold Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	11,000,000	11,000,000
Listed equity investments, group beneficial interest	10.00%	10.00%
Listed equity investments | RareX Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	710,592	710,592
Listed equity investments, group beneficial interest	0.10%	0.20%
Listed equity investments | Consolidated Woodjam Copper Corporation
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	0	16,115,740
Listed equity investments, group beneficial interest	0.00%	13.30%
Listed equity investments | Vizsla Copper Corporation
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	4,950,853	0
Listed equity investments, group beneficial interest	7.30%	0.00%
Listed equity investments | Lefroy Exploration Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	21,613,910	21,613,910
Listed equity investments, group beneficial interest	13.60%	15.00%
Listed equity investments | Magmatic Resources Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	19,200,000	19,200,000
Listed equity investments, group beneficial interest	6.50%	7.50%
Listed equity investments | Orsu Metals Corp
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	2,613,491	2,613,491
Listed equity investments, group beneficial interest	6.00%	6.00%
Listed equity investments | Chakana Copper Corp
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	30,411,700	22,270,791
Listed equity investments, group beneficial interest	17.90%	19.90%
Listed equity investments | Amarc Resources Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held	5,000,000	5,000,000
Listed equity investments, group beneficial interest	2.70%	2.80%
Listed associates | Rusoro Mining Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held	140,000,001	140,000,001
Listed associates, group beneficial interest	24.80%	25.70%
Listed associates | Lunnon Metals Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held	66,216,438	44,711,062
Listed associates, group beneficial interest	34.00%	31.70%
Joint ventures | Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held	1,737,699	1,737,699
Interest in joint venture	40.00%	40.00%
Joint ventures | Asanko Gold Ghana Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held	450,000,000	450,000,000
Interest in joint venture	45.00%	45.00%
Joint ventures | Adansi Gold Company Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held	100,000	100,000
Interest in joint venture	50.00%	50.00%
Joint ventures | Shika Group Finance Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held	10,000	10,000
Interest in joint venture	50.00%	50.00%